Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Current:
Domestic	¥ 180,109	¥ 176,415		¥ 293,337
Foreign	107,119	130,406		137,040
Total	287,228	306,821		430,377
Deferred:
Domestic	116,873	(217,485)		(22,019)
Foreign	3,722	5,117		(38,926)
Total	120,595	(212,368)	[1]	(60,945)	[1]
Income tax expense	407,823	94,453		369,432
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	120,588	20,237		(162,535)
Debt valuation adjustments (Note 14)	(960)	(3,926)		1,793
Derivatives qualifying for cash flow hedges	(4,421)	(9,443)		1,226
Defined benefit plans	50,774	48,504		(67,877)
Foreign currency translation adjustments	(34,527)	(1,957)		(43,988)
Total	131,454	53,415		(271,381)
Total, Income tax expense (benefit)	¥ 539,277	¥ 147,868		¥ 98,051

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.